Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2022	Nov. 30, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 44,914		$ 44,914		$ 114	$ 114
Revenues			3,400		$ 1,000
Cash FDIC insured amount	250,000		250,000
Impairment expense			$ 94,952